Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies
Rental expenses	¥ 34,090	¥ 35,788	¥ 28,515
Future minimum lease commitments
2018	32,367
2019	21,200
2020	15,165
2021	10,614
2022	1,651
Total	¥ 80,997